Customer Concentration - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Concentration Risk [Line Items]
Revenues	$ 693,110	$ 704,666	$ 772,110	$ 730,231	$ 869,027	$ 807,895	$ 855,108	$ 832,900	$ 2,900,117	$ 3,364,930	$ 3,198,951
Systems & Support [Member]
Concentration Risk [Line Items]
Revenues	352,066	338,924	352,969	313,605	362,198	323,619	332,562	306,632
Aerospace Structures [Member]
Concentration Risk [Line Items]
Revenues	$ 345,158	$ 368,972	$ 422,579	$ 419,178	$ 511,314	$ 490,337	$ 528,366	$ 532,387
Revenue from Contract with Customer [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage									10.00%
Boeing [Member] | Trade Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage									21.00%	18.00%
Boeing [Member] | Net sales [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage									34.00%	31.00%	31.00%
Revenues									$ 983,762	$ 1,031,107	$ 1,004,274
Boeing [Member] | Net sales [Member] | Credit Concentration Risk [Member] | Systems & Support [Member]
Concentration Risk [Line Items]
Revenues									254,659	243,047	216,122
Boeing [Member] | Net sales [Member] | Credit Concentration Risk [Member] | Aerospace Structures [Member]
Concentration Risk [Line Items]
Revenues									$ 729,103	$ 788,061	$ 788,151
Gulfstream [Member] | Trade Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage									6.00%	11.00%
Gulfstream [Member] | Net sales [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage									12.00%	11.00%	13.00%
Revenues									$ 337,173	$ 361,451	$ 421,985
Gulfstream [Member] | Net sales [Member] | Credit Concentration Risk [Member] | Systems & Support [Member]
Concentration Risk [Line Items]
Revenues									3,250	3,068	1,780
Gulfstream [Member] | Net sales [Member] | Credit Concentration Risk [Member] | Aerospace Structures [Member]
Concentration Risk [Line Items]
Revenues									$ 333,924	$ 358,382	$ 420,204
Bombardier [Member] | Trade Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage									16.00%	13.00%